Note 9 - Operating Leases (Including Related Party)	12 Months Ended
Dec. 30, 2012
Operating Leases of Lessee Disclosure [Table Text Block]
9. OPERATING LEASES (INCLUDING RELATED PARTY)

Lease terms range from four to 15 years, generally include renewal options, and frequently require us to pay a proportionate share of real estate taxes, insurance, common area maintenance, and other operating costs. Some restaurant leases provide for contingent rental payments based on sales thresholds.

Total rent expense was $3.5 million and $2.9 million for the fiscal years ended December 30, 2012 and December 25, 2011, respectively (of which $84,427 and $90,118 for the fiscal years ended December 30, 2012 and December 25, 2011, respectively, were paid to a related party).

Scheduled future minimum lease payments for each of the five years and thereafter for non-cancelable operating leases with initial or remaining lease terms in excess of one year at December 30, 2012 are summarized as follows:

Year	Amount
2013	$4,962,702
2014	4,917,765
2015	4,618,930
2016	4,375,845
2017	4,098,188
Thereafter	15,085,806
Total	$38,059,236